Salaries and Benefits Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Salaries and Benefits Payable [Abstract]
Salaries and benefits payable	$ 1,181,491	$ 1,550,145